Loss Per Share (Narrative) (Details) - shares shares in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Loss Per Share [Abstract]
Antidilutive securities excluded from computation of diluted net loss per share	3,880		2,650	4,330	3,360
Shares issued in connection with acquisitions	300	600